March 10, 2008
David Orlic, Esq.
Special Counsel
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Mail Stop 4561

Re:	Peerless Systems Corporation Schedule 14A Filed February 1, 2008 File No. 000-21287
Dear Mr. Orlic:
          We submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), received by a letter dated February 13, 2008, relating to Peerless System Corporation’s Schedule 14A, filed on February 1, 2008 (File No. 000-21287).
          We appreciate your comments to assist us in our compliance with the applicable disclosure requirements and we are committed to providing you with the information you requested on a timely basis.
          Set forth below are the Staff’s comments followed by our responses, which are numbered to correspond with the numbers set forth in the Staff’s comment letter.
General
1.	Please revise your proxy to include the information required by Item 14 of Schedule 14A as it applies to a sale of any substantial part of assets. For example, your proxy statement should include, or incorporate by reference, as applicable, financial statements meeting the requirements of Regulation S-X. See the Third Supplement to the Division of Corporation Finance Manual of Publicly Available Telephone Interpretations, July 2001, Section I.H. Question 6. Also, the financial information presented should be current pursuant to Article 3-12 of Regulation S-X. In addition to providing the financial information of the business being sold, it appears that you are retaining some assets and liabilities and you should provide pro forma information as well as a reasonably detailed textual discussion of what is being retained. Please revise accordingly.

Response: In response to the Staff’s comment, we have amended the proxy statement to include the information required by Item 14 of Schedule 14A as it applies to a sale of any substantial part of assets, consisting of financial statements meeting the requirements of Regulation S-X and pro forma information.

Questions and Answers about the Special Meeting
Will any of the proceeds from the Transaction be distributed to me..., page 8
2.	Please expand your disclosure to provide additional information about your plans to redistribute the proceeds of the Transaction to your stockholders. Clarify what portion of the proceeds will be retained to fund the company’s growth and what portion will be redistributed. To the extent the amounts have not yet been determined, disclose whether you have set a range for the redistribution. Discuss the primary factors that will affect whether the redistribution will take the form of stock repurchases or dividends and your timeline for effecting the redistribution.

Response: In response to the Staff’s comment, we have expanded the disclosure in this section to provide additional information regarding use of proceeds.
The Transaction
Effect of the Transaction on Peerless, page 35
3.	Please expand your disclosure of your plans to continue operations after the Transaction to include a materially complete discussion of how you intend to use the proceeds from the transaction and your ability to continue as a going concern after the sale of substantially all of your assets. Clarify here what assets will remain after the sale and describe with greater specificity the scope of your continued business.

Response: In response to the Staff’s comment, we have expanded the disclosure in this section with respect to the effect of the Transaction on the company.

In connection with responding to the Staff’s comments, we acknowledge that:
•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     We trust that you will find the foregoing responsive to the Staff’s comments. If you have any further questions or comments, please contact Gerald Chizever, Esq. at Loeb & Loeb LLP, counsel to the undersigned, at (310) 282-2000.

Peerless Systems Corporation
/s/ Richard L. Roll
Richard L. Roll
President and Chief Executive Officer

cc:	Gerald Chizever, Esq. Lawrence Venick, Esq.